Property and Equipment, Net	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net
10	Property and equipment, net

The components of property and equipment were as follows:

(In USD)

As at	Estimated useful life	December 31, 2023	March 31, 2023

Devices	3 - 5 years	$3,303,843	$3,402,749
Computer equipment	2 - 7 years	827,174	873,178
Office equipment	3 - 10 years	248,008	452,489
Furniture and fixtures	10 years	10,235	10,287
Total, at cost		4,389,260	4,738,703
Less: Accumulated depreciation		(2,502,466)	(2,010,180)
		1,886,794	2,728,523
Right-of-use assets under finance leases:

Vehicles, at cost		$4,125,088	$4,179,272
Accumulated depreciation		(4,125,088)	(4,179,272)
		-	-

Total property and equipment, net		1,886,794	2,728,523

Depreciation expense for the three months ended December 31, 2023 and December 31, 2022 was $244,050 and $291,301 respectively, and for the nine months ended December 31, 2023 and December 31, 2022 was $754,658 and $604,661 respectively. Depreciation expense has been shown under cost of revenue amounting to $205,260 and $624,630 for the three and nine months ended December 31, 2023 respectively and under General and administrative expenses amounting to $38,790 and $130,028 for the three and nine months ended December 31, 2023. Depreciation expense has been shown under cost of revenue amounting to $90,499 and $294,522 for the three and nine months ended December 31, 2022 respectively and under General and administrative expenses amounting to $200,803 and $310,139 for the three and nine months ended December 31, 2022. Vehicles are pledged against debt from financial institutions. There is no change in useful life of the assets during the year.

As of December 31, 2023 and March 31, 2023, the Company believes no impairment exists because the long-lived asset’s future undiscounted net cash flows expected to be generated exceeds its carrying value; however, there can be no assurances that long-lived assets will not be impaired in future periods.

9	Property and equipment, net

The components of property and equipment were as follows:

(In USD) As at	Estimated useful life	March 31, 2023	March 31, 2022
Devices	3 – 5 years	$3,402,749	$3,970,324
E-bikes	3 years	—	980,615
Computer equipment’s	2 – 7 years	873,178	1,210,790
Office equipment’s	3 – 10 years	452,489	261,808
Furniture and fixtures	10 years	10,287	52,172
Total, at cost		4,738,703	6,475,709
Less: Accumulated depreciation		(2,010,180)	(3,485,308)
		2,728,523	2,990,401
Right-of-use assets under finance leases:
Vehicles, at cost		$4,179,272	$5,196,182
Accumulated depreciation		(4,179,272)	(5,192,955)
		—	3,227
Total property and equipment, net		2,728,523	2,993,628

Depreciation expense for the year ended March 31, 2023 and March 31, 2022 was $699,091 and $3,185,123 respectively. Depreciation expense has been shown under cost of revenue amounting to $337,010 ($3,059,096 for year ended March 31, 2022) for the year ended March 31, 2023 and under General and administrative expenses amounting to $362,081 ($126,027 for year ended March 31, 2022) for the year ended March 31, 2023. Vehicles are pledged against debt from financial institutions.

There is no change in useful life of the assets during the year.

As of March 31, 2023 and 2022, the Company believes no impairment exists because the long-lived asset’s future undiscounted net cash flows expected to be generated exceeds its carrying value; however, there can be no assurances that long-lived assets will not be impaired in future periods.